Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	$ (110,137)	$ (108,130)
Fair value	(120,287)	(117,305)
Fixed interest rate [member] | Australian Dollar [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(1,838)	(520)
Fair value	(1,896)	(518)
Fixed interest rate [member] | Brazilian Real [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(206)	(375)
Fair value	(206)	(375)
Fixed interest rate [member] | Canadian Dollar [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(2,543)	(886)
Fair value	(2,574)	(954)
Fixed interest rate [member] | Euro [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(26,386)	(23,991)
Fair value	(26,942)	(26,684)
Fixed interest rate [member] | Peruvian Nuevo Sol [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(33)	(119)
Fair value	(33)	(118)
Fixed interest rate [member] | Pound Sterling [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(4,403)	(2,212)
Fair value	(4,902)	(2,847)
Fixed interest rate [member] | US Dollar [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(74,476)	(79,615)
Fair value	(83,482)	(85,397)
Fixed interest rate [member] | Other currency [member]
Disclosure of interest bearing financial instruments [Line Items]
Carrying amount	(252)	(412)
Fair value	$ (252)	$ (411)